Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Financial Information by Segment
Financial information by segment for the three months ended March 31, 2022 and 2021 is as follows:

	Three Months Ended March 31, 2022
	Cell Therapy		BioBanking	Degenerative Disease	Other			Total
Net sales	$		$1,283	$4,652	$—			$5,935
Gross profit		—	335	1,574	—			1,909
Direct expenses		21,213	626	1,459	13,270			36,568

Segment contribution		(21,213)	(291)	115	(13,270)			(34,659)

Indirect expenses					6,955	(c	)	6,955

Loss from operations								$(41,614)

(c) Components of other
Change in fair value of contingent consideration liability					4,849
Change in fair value of contingent stock consideration					1,565
Amortization					541

Total other					$6,955

	Three Months Ended March 31, 2021
	Cell Therapy	BioBanking	Degenerative Disease	Other			Total
Net sales	$—	$1,264	$1,396	$—			$2,660
Gross profit	—	540	878	—			1,418
Direct expenses	16,287	252	2,014	6,063			24,616

Segment contribution	(16,287)	288	(1,136)	(6,063)			(23,198)

Indirect expenses				21,197	(d	)	21,197

Loss from operations							$(44,395)

(d) Components of other
Change in fair value of contingent consideration liability				20,656
Impairment of acquired intangible assets				—
Amortization				541

Total other				$21,197

Financial information by segment is as follows:

	Year Ended December 31, 2021
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net revenues	$—	$5,522	$15,813	$—		$21,335
Gross profit	—	1,873	9,809	—		11,682
Direct expenses	85,107	2,119	8,450	64,017		159,693

Segment contribution	(85,107)	(246)	1,359	(64,017)		(148,011)

Indirect expenses				(38,953	) (a)	$(38,953)

Loss from operations						(109,058)

(a) Components of other
Change in fair value of contingent consideration liability				(41,145)
Amortization				2,192

Total other				$(38,953)

	Year Ended December 31, 2020
	Cell Therapy	BioBanking	Degenerative Disease	Other	Total
Net revenues	$—	$5,556	$8,722	$—	$14,278
Gross profit	—	3,262	6,084	—	9,346
Direct expenses	51,470	1,653	10,348	20,573	84,043

Segment contribution	(51,470)	1,609	(4,264)	(20,573)	(74,697)

Indirect expenses				77,228 (a)	$77,228

Loss from operations					(151,925)

(a) Components of other
Change in fair value of contingent consideration liability				(55,566)
Impairment of acquired intangible assets				129,400
Amortization				3,394

Total other				$77,228